Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS PREMIER INVESTMENT FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000881773
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2012
Dreyfus Diversified International Fund (Prospectus Summary) | Dreyfus Diversified International Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFPAX
Dreyfus Diversified International Fund (Prospectus Summary) | Dreyfus Diversified International Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFPCX
Dreyfus Diversified International Fund (Prospectus Summary) | Dreyfus Diversified International Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFPIX
Dreyfus Diversified Large Cap Fund (Prospectus Summary) | Dreyfus Diversified Large Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVDAX
Dreyfus Diversified Large Cap Fund (Prospectus Summary) | Dreyfus Diversified Large Cap Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVDCX
Dreyfus Diversified Large Cap Fund (Prospectus Summary) | Dreyfus Diversified Large Cap Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVDIX
Dreyfus Emerging Asia Fund (Prospectus Summary) | Dreyfus Emerging Asia Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DEAAX
Dreyfus Emerging Asia Fund (Prospectus Summary) | Dreyfus Emerging Asia Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DEACX
Dreyfus Emerging Asia Fund (Prospectus Summary) | Dreyfus Emerging Asia Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DEAIX
Dreyfus Greater China Fund (Prospectus Summary) | Dreyfus Greater China Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPCAX
Dreyfus Greater China Fund (Prospectus Summary) | Dreyfus Greater China Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPCBX
Dreyfus Greater China Fund (Prospectus Summary) | Dreyfus Greater China Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPCCX
Dreyfus Greater China Fund (Prospectus Summary) | Dreyfus Greater China Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPCRX
Dreyfus India Fund (Prospectus Summary) | Dreyfus India Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIIAX
Dreyfus India Fund (Prospectus Summary) | Dreyfus India Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIICX
Dreyfus India Fund (Prospectus Summary) | Dreyfus India Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIIIX
Dreyfus Satellite Alpha Fund (Prospectus Summary) | Dreyfus Satellite Alpha Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSAAX
Dreyfus Satellite Alpha Fund (Prospectus Summary) | Dreyfus Satellite Alpha Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSACX
Dreyfus Satellite Alpha Fund (Prospectus Summary) | Dreyfus Satellite Alpha Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSAIX